18. INCOME TAX AND SOCIAL CONTRIBUTION (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
IncomeTaxAndSocialContributionLineItems [Line Items]
Profit generated by foreign subsidiaries	R$ 1,284,483
Income tax and social contribution	412,420
Tax losses carryforward	1,681,000	R$ 1,466,000
Negative base of social contribution	627,000	R$ 550,000
Reversed of estimated losses	1,369,000
Deferred tax asset	R$ 4,628,000
Top of range [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Tax credits maturity terms	10 years